Variable Interest Entities - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Current assets	$ 113,084	$ 69,607
Net loss	(18,114)	(72,064)
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Current assets	12,000	2,600
Net loss	$ (1,900)	$ (9,300)
Affiliated Medical Groups
Variable Interest Entity [Line Items]
Percentage Owned By Licensed Physicians	100.00%